EARNINGS PER SHARE (Details Narrative)	3 Months Ended
Jun. 30, 2025 shares
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued	2,364,667